Affiliated companies and variable interest entities (Summary of Financial Information for Affiliated Companies Accounted for by Equity Method) (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2017 JPY (¥) Entity	Mar. 31, 2016 JPY (¥) Entity	Mar. 31, 2015 JPY (¥)
Schedule of Equity Method Investments [Line Items]
Current assets	¥ 11,795,296	¥ 11,299,674
Noncurrent assets	11,003,432	10,961,889
Total assets	22,798,728	22,261,563
Current liabilities	7,419,176	7,414,894
Long-term liabilities and noncontrolling interests	5,423,938	5,509,745
Affiliated companies accounted for by the equity method shareholders' equity	9,955,614	9,336,924
Total liabilities and shareholders' equity	22,798,728	22,261,563
Toyota's share of affiliated companies accounted for by the equity method shareholders' equity	¥ 2,845,422	¥ 2,631,389	¥ 2,691,222
Number of affiliated companies accounted for by the equity method at end of period | Entity	54	54
Net revenues	¥ 30,309,263	¥ 31,037,029	30,163,457
Gross profit	3,644,267	3,852,899	3,614,946
Net income attributable to affiliated companies accounted for by the equity method	1,099,080	957,742	966,133
Equity in earnings of affiliated companies attributable to Toyota Motor Corporation	¥ 362,060	¥ 329,099	¥ 308,545